WCM Quality Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 101.6%
	COMMUNICATIONS — 6.6%
181	Comcast Corp. - Class A	$8,025
236	Verizon Communications, Inc.	7,649
		15,674
	CONSUMER DISCRETIONARY — 2.5%
20	Home Depot, Inc.	6,043
	CONSUMER STAPLES — 14.9%
30	Clorox Co.	3,932
107	Coca-Cola Co.	5,990
72	Coca-Cola Femsa S.A.B. de C.V. - ADR	5,648
27	PepsiCo, Inc.	4,575
46	Procter & Gamble Co.	6,709
170	Unilever PLC - ADR	8,398
		35,252
	ENERGY — 13.2%
50	Chevron Corp.	8,431
86	Devon Energy Corp.	4,102
66	Exxon Mobil Corp.	7,760
42	Phillips 66	5,047
89	TotalEnergies S.E. - ADR	5,853
		31,193
	FINANCIALS — 10.9%
47	Cullen/Frost Bankers, Inc.	4,287
58	JPMorgan Chase & Co.	8,411
66	T. Rowe Price Group, Inc.	6,922
185	U.S. Bancorp	6,116
		25,736
	HEALTH CARE — 18.9%
34	Amgen, Inc.	9,138
52	Gilead Sciences, Inc.	3,897
56	Johnson & Johnson	8,722
81	Medtronic PLC	6,347
70	Merck & Co., Inc.	7,206
146	Pfizer, Inc.	4,843
9	UnitedHealth Group, Inc.	4,538
		44,691
	INDUSTRIALS — 19.0%
37	General Dynamics Corp.	8,176
28	Honeywell International, Inc.	5,173

WCM Quality Dividend Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
15	Lockheed Martin Corp.	$6,134
76	MSC Industrial Direct Co., Inc. - Class A	7,459
84	Robert Half, Inc.	6,156
30	Union Pacific Corp.	6,109
37	United Parcel Service, Inc. - Class B	5,767
		44,974
	TECHNOLOGY — 10.8%
141	Cisco Systems, Inc.	7,580
15	Microsoft Corp.	4,736
55	Skyworks Solutions, Inc.	5,422
49	Texas Instruments, Inc.	7,792
		25,530
	UTILITIES — 4.8%
57	Entergy Corp.	5,273
108	Public Service Enterprise Group, Inc.	6,146
		11,419
	TOTAL COMMON STOCKS
	(Cost $254,894)	240,512

Principal Amount
	SHORT TERM MONEY MARKETS — 5.3%
$12,699	UMB Bank Demand Deposit, 5.18%[1]	12,699
	TOTAL SHORT TERM MONEY MARKETS
	(Cost $12,699)	12,699
	TOTAL INVESTMENTS — 106.9%
	(Cost $267,593)	253,211
	Liabilities in Excess of Other Assets — (6.9)%	(16,411)
	Net Assets — 100.0%	$236,800

ADR – American Depository Receipt
PLC – Public Limited Company

[1]	The rate is the annualized seven-day yield at period end.